Stockholders' Equity - Summary of Share-Based Compensation and Tax Benefit Recognized (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 818,000
Less: Income tax benefit	0
Share-based compensation, net of income tax benefit	818,000
Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	0
Service Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	785,000
Market Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 33,000	$ 1,155,000	$ 1,403,000	$ 33,000